DEBT	12 Months Ended
Jan. 01, 2022
DEBT
DEBT
NOTE 4. DEBT
Short-Term Borrowings
We had
$189

million of outstanding borrowings from U.S. commercial paper issuances with a weighted average interest rate of 0.32% as of January
1, 2022 and no outstanding borrowings from U.S. commercial paper as of January

2, 2021.
We have a Euro-Commercial Paper Program under which we may issue unsecured commercial paper notes up to a maximum aggregate amount outstanding of $500 million. Proceeds from issuances under this program may be used for general corporate purposes. The maturities of the notes vary, but may not exceed 364 days from the date of issuance. Our payment obligations with respect to any notes issued under this program are backed by our $800 million revolving credit facility (the “Revolver”). There are no financial covenants under this program. We had balance
s
of $113.1 million and $36.9 million outstanding under this program as of January 1, 2022 and January 2, 2021, respectively.
Short-Term Credit Facilities
In February 2020, we amended and restated the Revolver, eliminating one of the financial covenants and extending its maturity date to February 13, 2025.
The maturity date may be further extended for a
one-year
period under certain circumstances. The commitments under the Revolver may be increased by up to $400 million,

subject to lender approvals and customary requirements. We use the Revolver as a back-up
facility for our commercial paper program
and for other corporate purposes.

No balance was outstanding under the Revolver as of January 1, 2022 or January 2, 2021. Commitment fees associated with the Revolver in 2021, 2020 and 2019 were $.9 million, $.8 million and $1.2 million, respectively.
In addition to the Revolver, we have short-term lines of credit available in various countries of approximately $358 million in the aggregate at January
1
, 202
2
. These lines may be cancelled at any time by us or the issuing banks. Short-term borrowings outstanding under these
 lines of credit were $
11.2 million and $
22.2 million at January
1
, 202
2
 and
January 2, 2021
, respectively, with weighted average interest rate
s
of 4.97% and 3.6%, respectively.
From time to time, we provide guarantees on certain arrangements with banks. Our exposure to these guarantees is not material.
Long-Term Borrowings
In August 2021, we issued $500 million of senior notes, due February 15, 2032, which bear an interest rate of 2.250%, payable semiannually in arrears. Our net proceeds from th is
 issuance, after deducting underwriting discounts and offering expenses, were $493.7 million. Additionally, in August 2021, we issued $300 million of senior notes, due August 15, 2024, which we can repay
without penalty on or after August 15, 2022 and bear an interest rate of 0.850%, payable semiannually in arrears. Our net proceeds from th is
 issuance, after deducting underwriting discounts and offering expenses, were $298 million. We used the net proceeds from these two debt issuances to finance a portion of the Vestcom acquisition.

In March 2020, we

issued $500 million of senior notes, due April 2030. These senior notes bear an interest rate of 2.65% per year, payable semiannually in arrears. Our net proceeds from the issuance, after deducting underwriting discounts and offering expenses, were $493.7 million, which we used to repay both existing indebtedness under our commercial paper program used to fund our Smartrac acquisition and our $250 million of senior notes that matured in April 2020.

Our long
-term debt, and their respective interest rates, at
year-end
2021 and 2020 is shown below.

(In millions)	2021	2020
Long-term debt
Medium-term notes:
Series 1995 due 2020 and 2025	$30.0	$30.0
Long-term notes:
Senior notes due 2023 at 3.4%	249.5	249.3
Senior notes due 2024 at 0.85%	298.3	–
Senior notes due 2025 at 1.25% (1)	563.3	612.1
Senior notes due 2028 at 4.875%	495.3	494.6
Senior notes due 2030 at 2.650%	494.8	494.2
Senior notes due 2032 at 2.25%	493.9	–
Senior notes due 2033 at 6.0%	149.1	149.0
Less amount classified as current	–	–
Total long-term debt (2)	$2,774.2	$2,029.2
(1)	These senior notes are euro-denominated.
(2)	Includes unamortized debt issuance cost s and debt discount s of $12.9 million and $8.2 million, respectively, as of year-end 2021 and $8.7 million and $4.9 million, respectively, as of year-end 2020.
At
year-end
2021 and 2020, our medium-term notes had accrued interest at a weighted average fixed rate of 7.5%. In the second quarter of 2020, we repaid $15 million of medium-term notes that matured in June 2020.
We expect maturities of our long-term debt for each of the next five fiscal years and thereafter to be as follows:

Year	(In millions)
2022	$–
2023	250.0
2024	300.0
2025	595.3
2026	–
2027 and thereafter	1,650.0
Refer to Note 7, “Commitments and Leases,” for information related to finance leases.
Other
Prior to its amendment and restatement in February 2020, the Revolver contained financial covenants requiring that we maintain specified ratios of total debt and interest expense in relation to certain measures of income. In February 2020, one of the financial covenants was eliminated. The remaining financial covenant requires us t
o
maintain a specified ratio of total debt in relation to a certain measure of income. As of January 1, 2022 and
January 2, 2021, we were in compliance with our financial covenants.
Our total interest costs in 2021, 2020 and 2019 were $75 million, $73.9 million and $81.1 million, respectively, of which $4.8 million, $3.9 million and $5.3 million, respectively, was capitalized as part of the cost of property, plant and equipment and capitalized software.
The estimated fair value of our long-term debt is primarily based on the credit spread above U.S. Treasury securities or euro government bond securities, as applicable, on notes with similar rates, credit ratings and remaining maturities. The fair value of short-term borrowings, which includes commercial paper issuances and short-term lines of credit, approximates their carrying value given their short duration. The fair value of our total debt was
$3.25 billion at January 1, 2022 and $2.34 billion at January 2, 2021. Fair value amounts were determined based primarily on Level 2 inputs, which are inputs other than quoted prices in active markets that are either directly or indirectly observable. Refer to Note 1, “Summary of Significant Accounting Policies,” for more information.